RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2018
RELATED PARTIES [Abstract]
Subsidiaries
		Equity Interest
	Country of Incorporation	2018%	2017%	2016%
Piedmont Lithium, Inc.[1]	United States	100	100	—
Gaston Land Company, LLC[2]	United States	100	—	—
WCP Gold Pty Ltd[3]	Australia	—	100	100
WCP Copper Pty Ltd[3]	Australia	—	100	100
Mt Phillips Exploration Pty Ltd[3]	Australia	—	100	100
WCP Energy Pty Ltd[3]	Australia	—	100	100
WCP Phosphate Pty Ltd[3]	Australia	—	100	100

Notes:
1	Piedmont Lithium, Inc. was incorporated by the Group on July 18, 2016.
2	Gaston Land Company, LLC was incorporated by the Group on October 23, 2017.
3	During the 2018 financial year, the Group voluntarily deregistered its five (5) dormant Australian subsidiaries.

(b)	Ultimate Parent

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2018	2017	2016
	US$	US$	US$
Short-term employee benefits	1,153,314	402,527	196,701
Post-employment benefits	18,876	14,180	13,844
Termination benefits	—	—	6,380
Share-based payments	957,147	359,559	(68,289)
Total compensation	2,129,337	776,266	148,636